Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax rate percentage	16.50%
Net operating loss carry-forwards (in Dollars)	$ 102,367,435	$ 90,060,983
Loss carry-forward (in Dollars)	$ 28,281
Hong Kong [Member]
Income Taxes [Line Items]
Income tax, description	Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.
United Kingdom [Member]
Income Taxes [Line Items]
Income tax rate percentage	19.00%
Singapore [Member]
Income Taxes [Line Items]
Income tax rate percentage	17.00%
United States (Nevada) [Member]
Income Taxes [Line Items]
Income tax rate percentage	21.00%
Canada [Member]
Income Taxes [Line Items]
Income tax rate percentage	15.00%